Consolidated Statement of Changes in Stockholders' Deficit - USD ($)	Total	Common Stock	Additional Paid in Capital	Accumulated Deficit
Beginning balance at Dec. 31, 2012	$ (7,268,162)	$ 1,609	$ 125,754,517	$ (133,024,288)
Beginning balance (in shares) at Dec. 31, 2012		16,091,909
Common shares issued for warrant exercise	$ 176,819	$ 6	176,813
Common shares issued for warrant exercise (in shares)		60,070
Common shares issued for services	25,971,940	$ 286	25,971,654
Common shares issued for services (in shares)		2,858,811
Common shares issued for loan extensions	1,758,900	$ 29	1,758,871
Common shares issued for loan extensions (in shares)		286,000
Common shares issued to debt holders for additional interest	1,067,345	$ 17	1,067,328
Common shares issued to debt holders for additional interest (in shares)		173,552
Common shares issued for default penalty interest	2,214,000	$ 36	2,213,964
Common shares issued for default penalty interest (in shares)		360,000
Common shares issued to warrant holders for additional interest	733,695	$ 12	733,683
Common shares issued to warrant holders for additional interest (in shares)		119,300
Common shares issued for consulting services	92,250		92,250
Common shares issued for consulting services (in shares)		15,000
Common shares issued for debt conversions	282,900	$ 5	282,895
Common shares issued for debt conversions (in shares)		46,000
Common stock issued for cash	1,050,000	$ 116	1,049,884
Common shares issued for cash (in shares)		1,155,000
Common shares issued for forgiveness of debt	162,915	$ 12	162,903
Common shares issued for forgiveness of debt (in shares)		115,500
Reverse merger adjustment	5,149	$ 966	4,183
Reverse merger adjustment (in shares)		9,658,936
Common shares issued for automatic conversion of debt due to merger	11,433,200	$ 1,143	11,432,057
Common shares issued for automatic conversion of debt due to merger (in shares)		11,433,200
Return of equity investment	(222,500)		(222,500)
Return of equity investment (in shares)
Sale of common shares and warrants in PPM	532,500	$ 43	$ 532,457
Sale of common shares and warrants in PPM (in shares)		426,000
Net loss	(39,238,740)			$ (39,238,740)
Ending balance at Dec. 31, 2013	(1,247,789)	$ 4,280	$ 171,010,959	(172,263,028)
Ending balance (in shares) at Dec. 31, 2013		42,799,278
Common stock and warrants issued for cash	1,883,750	$ 151	1,883,599
Common stock and warrants issued for cash, Shares		1,507,000
Recognition of contingent beneficial conversion feature and warrants	130,915		130,915
Net loss	(5,963,428)			(5,963,428)
Ending balance at Dec. 31, 2014	(5,196,552)	$ 4,431	$ 173,025,473	$ (178,226,456)
Ending balance (in shares) at Dec. 31, 2014		44,306,278
Net loss	(1,460,567)
Ending balance at Mar. 31, 2015	$ (6,020,869)